Share based compensation reserve (Tables)	3 Months Ended
Mar. 31, 2020
Share Capital, Reserves and Other Equity Interest [Abstract]
Summary of Management Share Awards
As part of its long term incentive initiatives, the Company has awarded 3,335,654 restricted shares to the management team (the “Management Share Awards”) as of the following five award dates.

	January 1, 2016 Award	January 1, 2017 Award	January 1, 2018 Award	January 1, 2019 Award	January 1, 2020 Award	Total
Number of awards outstanding at January 1, 2020	2,965,514	838,123	548,900	166,427	—	4,518,964
New awards granted in the period	—	—	—	—	761,979	761,979
Forfeitures in the period	—	(14,062)	(13,800)	(6,866)	—	(34,728)
Awards vested and issued in period	(1,910,561)	—	—	—	—	(1,910,561)
Number of awards outstanding at March 31, 2020	1,054,953	824,061	535,100	159,561	761,979	3,335,654

Summary of Management Share Award Inputs and Assumptions	Following the revision to the January 1, 2016, 2017 and 2018 awards schemes, and the additions of the January 1, 2019 and 2020 schemes, the inputs and assumptions underlying the Monte Carlo models for all awards outstanding as of valuation date are as follows:

	January 1, 2016 Award	January 1, 2017 Award	January 1, 2018 Award	January 1, 2019 Award	January 1, 2020 Award
Revised grant date price	$16.72	$16.72	$16.72	$20.15	$22.37
Exercise price	$—	$—	$—	$—	$—
Expected life of restricted share	1.00 – 2.00 years	2.00 years	1.50 – 4.00 years	4.00 years	4.00 years
Expected volatility of the share price	22.6%	22.6%	22.7%	24.0%	24.40%
Dividend yield expected	—%	—%	—%	—%	—%
Risk free rate	2.65%	2.65%	2.55%	1.33%	1.70%
Employee exit rate	6.0%	14.0%	14.0%	14.0%	27.3%
EBITDA Performance Target Conditions	93.0%	72.0%	35.0%	35.0%	35.0%

Schedule of Reserves within Equity
Share based compensation reserve

Total Share based compensation reserve
€m
Balance as of January 1, 2020	22.6
Non-Executive Director restricted share awards charge	0.1
Directors and Senior Management share awards charge - January 1, 2016	2.0
Directors and Senior Management share awards charge - January 1, 2017	0.4
Directors and Senior Management share awards charge - January 1, 2018	0.1
Directors and Senior Management share awards charge - January 1, 2019	0.1
Directors and Senior Management share awards charge - January 1, 2020	0.3
Shares issued upon vesting of 2016 Award	(7.6)
Reclassification of employer tax for Director and Senior Management share awards	(12.5)
Balance as of March 31, 2020	5.5